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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07564
Invesco California Quality Municipal Securities
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices)      (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 01/31/11

Item 1. Schedule of Investments.

Invesco California Quality Municipal Securities
Quarterly Schedule of Portfolio Holdings January 31, 2011

invesco.com/us	MS-CE-CAQMS-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—149.64%
California—144.03%
ABAG Finance Authority for Non-profit Corps. (California School of Mechanical Arts); Series 2002, RB	5.25%	10/01/26	$1,240	$1,177,665

Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	1,000	946,940

Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	750	758,467

Alvord Unified School District (Election of 2007); Series 2008 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/26	480	470,621

Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2007 A, RB (INS-NATL) (a)(b)	4.50%	10/01/37	4,000	3,397,600

Bay Area Toll Authority (San Francisco Bay Area); Series 2009 F-1, Toll Bridge RB (b)	5.25%	04/01/26	1,565	1,616,817

Series 2009 F-1, Toll Bridge RB (b)	5.25%	04/01/29	1,735	1,751,500

Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (c)	0.00%	08/01/26	440	175,996

Series 2009, Unlimited Tax GO Bonds (c)	0.00%	08/01/31	865	236,353

California (State of) Department of Water Resources (Central Valley); Series 2003 Y, Water System RB (INS-NATL) (a)	5.00%	12/01/25	2,000	2,034,780

Series 2008 AE, Water System RB	5.00%	12/01/29	1,000	1,007,560

California (State of) Educational Facilities Authority (Claremont Graduate University); Series 2007 A, RB	5.00%	03/01/42	2,000	1,620,260

California (State of) Educational Facilities Authority (Pitzer College); Series 2009, RB	6.00%	04/01/40	1,000	989,440

California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2004 G, RB	5.25%	07/01/23	2,555	2,554,872

California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 1997 A, RB (INS-NATL) (a)	5.25%	08/01/27	3,000	2,847,630

California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010 A, RB (INS-AGM) (a)	5.25%	07/01/38	750	675,210

California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	1,000	892,360

California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	1,500	1,311,390

California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	500	494,025

California (State of) Housing Finance Agency; Series 2006 K, Home Mortgage RB (d)	4.70%	08/01/31	2,000	1,622,620

California (State of) Infrastructure & Economic Development Bank (Kaiser Hospital Assistance I-LLC); Series 2001 A, RB	5.55%	08/01/31	5,000	4,675,150

California (State of) Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	2,000	1,968,000

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	500	408,700

California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.25%	02/01/37	4,000	3,244,360

California (State of) Municipal Finance Authority (Eisenhower Medical Center); Series 2010 A, RB	5.75%	07/01/40	1,000	903,330

California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/40	1,000	922,240

California (State of) Public Works Board (Department of Mental Health Coalinga State Hospital); Series 2004 A, Lease RB	5.00%	06/01/24	2,000	1,880,640

Series 2004 A, Lease RB	5.00%	06/01/25	530	491,257

California (State of) Rural Home Mortgage Finance Authority (Mortgage Backed Securities Program); Series 1997 A2, Single Family Mortgage RB (CEP-GNMA/FNMA/FHLMC)(d)	7.00%	09/01/29	5	5,084

Series 1998 A5, Single Family Mortgage RB (CEP-GNMA/FNMA/FHLMC) (d)	6.35%	12/01/29	15	15,312

California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/35	2,020	1,739,058

California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	750	689,363

See accompanying notes which are an integral part of this schedule.
Invesco California Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
California (State of) Statewide Communities Development Authority (Anheuser-Busch); Series 2007, Ref. RB (d)	4.80%	09/01/46	$1,250	$1,028,725

California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	825	760,147

California (State of); Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/19	2,500	2,818,900

Series 2004 B-1, VRD Unlimited Tax GO (LOC-Citibank N.A.) (e)(f)	0.25%	05/01/34	300	300,000

Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	650	658,931

Series 2010, Various Purpose Unlimited Tax GO Bonds	5.25%	11/01/40	1,000	912,520

California State University; Series 2009 A, Systemwide RB	5.25%	11/01/38	1,000	930,990

Capistrano Unified School District (Community Facilities District); Series 2005, Ref. Special Tax Bonds (INS-NATL) (a)	5.00%	09/01/29	1,000	834,270

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)(c)	0.00%	08/01/29	220	65,470

Culver (City of) Redevelopment Agency; Series 2005 A, Ref. Tax Allocation Bonds (INS-AMBAC) (a)	5.00%	11/01/25	1,000	855,140

Duarte (City of) (City of Hope National Medical Center); Series 1999 A, COP	5.25%	04/01/19	1,000	1,004,690

Eden (Township of) Healthcare District (Eden Hospital Health Services Corp.); Series 2010, COP	6.13%	06/01/34	500	461,835

El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (c)	0.00%	08/01/31	1,165	284,866

Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,500	1,177,020

Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	4,000	2,358,320

Independent Cities Lease Finance Authority (San Juan Mobile Estates); Series 2006 A, Mobile Home Park RB	5.00%	05/15/31	1,000	816,620

Independent Cities Lease Finance Authority (Westlake Mobilehome Park); Series 2007 A, Ref. Mobile Home Park RB	5.00%	04/15/47	1,500	1,176,600

Indio (City of) Redevelopment Agency (Indio Redevelopment Merged Project Area); Series 2008 A, Sub. Tax Allocation Bonds	5.25%	08/15/26	370	332,012

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB	5.00%	05/15/35	1,250	1,160,362

Los Angeles (City of) Department of Water & Power; Series 2001 A, Water System RB	5.13%	07/01/41	4,000	3,868,280

Los Angeles (City of); Series 2003 B, Ref. Wastewater System RB (INS-AGM) (a)	5.00%	06/01/22	1,000	1,035,650

Los Angeles Unified School District; Series 2005 E, Unlimited Tax GO Bonds (INS-AMBAC)(a)	5.00%	07/01/30	620	582,912

Metropolitan Water District of Southern California; Series 2009 B, Ref. Water RB (b)	5.00%	07/01/27	2,830	2,885,383

Milpitas (City of) Redevelopment Agency; Series 2003, Tax Allocation Bonds (INS-NATL) (a)	5.00%	09/01/22	2,000	1,859,120

Modesto (City of) Community Facilities District No. 2004-1 (Village One #2); Series 2006, Special Tax Bonds	5.15%	09/01/36	2,000	1,376,640

Modesto (City of) Irrigation District (Capital Improvements); Series 2001 A, COP (INS-AGM) (a)	5.00%	07/01/31	4,000	3,604,280

Murrieta Valley Unified School District Public Financing Authority (Election of 2006); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)(c)	0.00%	09/01/31	2,500	607,800

Oakland (Port of); Series 2002 L, RB (INS-NATL) (a)(d)	5.00%	11/01/21	890	875,270

Series 2002 L, RB (d)(g)(h)	5.00%	11/01/12	110	118,462

Series 2002 N, Ref. RB (INS-NATL) (a)(d)	5.00%	11/01/22	2,795	2,683,172

Series 2002 N, Ref. RB (d)(g)(h)	5.00%	11/01/12	205	220,771

Palomar Pomerado Health Care District; Series 2009, COP	6.75%	11/01/39	1,000	975,120

Poway Redevelopment Agency (Paguay Redevelopment); Series 2003 A, Tax Allocation Bonds (INS-NATL) (a)	5.25%	06/15/23	3,430	3,199,367

Poway Unified School District (Election of 2002); Series 2003 A, School Facilities Improvement District No. 2002-1 Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	08/01/27	5,000	4,922,750

Sacramento (County of) Sanitation Districts Financing Authority; Series 2001, Ref. RB (INS-AMBAC) (a)	5.00%	12/01/27	4,000	3,937,120

Sacramento (County of); Series 2008 A, Sr. Airport System RB (INS-AGM) (a)	5.00%	07/01/32	1,000	935,700

San Diego (County of) (Burnham Institute for Medical Research); Series 2006, COP	5.00%	09/01/34	1,100	834,295

San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. Airport RB	5.00%	07/01/40	1,250	1,105,600

San Diego (County of) Water Authority; Series 2004 A, Water Revenue COP (INS-AGM) (a)(b)	5.00%	05/01/29	2,000	1,956,520

Series 2008 A, Water Revenue COP (INS-AGM) (a)	5.00%	05/01/28	830	815,350

See accompanying notes which are an integral part of this schedule.
Invesco California Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
San Francisco (City & County of) (Laguna Honda Hospital); Series 2005 I, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/15/30	$4,000	$3,895,680

Series 2008 R-3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	06/15/28	4,000	3,911,200

San Francisco (City & County of) Airports Commission (San Francisco International Airport); Series 2010 F, Second Series RB	5.00%	05/01/40	1,500	1,331,820

San Francisco (City & County of) Public Utilities Commission; Series 2001 A, Water RB (INS-AGM) (a)	5.00%	11/01/31	5,000	4,882,850

San Jose (City of) Financing Authority (Civic Center); Series 2002 B, Lease RB (INS-AMBAC) (a)	5.00%	06/01/37	2,000	1,835,600

Santa Clara (City of); Series 2003 A, Sub. Electric RB (INS-NATL) (a)	5.00%	07/01/24	2,735	2,762,760

Series 2003 A, Sub. Electric RB (INS-NATL) (a)	5.00%	07/01/23	2,610	2,643,643

Santa Margarita/Dana Point Authority (Santa Margarita Water District Improvement Districts No. 2, 3, and 4); Series 2009 A, RB	5.13%	08/01/38	1,500	1,446,465

School Facilities Financing Authority (Grant Joint Union High School District); Series 2008 A, GO RB (INS-AGM) (a)(c)	0.00%	08/01/26	1,295	469,787

Series 2008 A, GO RB (INS-AGM) (a)(c)	0.00%	08/01/28	2,140	658,671

Simi Valley (City of) (Capital Improvement); Series 2004, COP (INS-AMBAC) (a)	5.00%	09/01/30	1,000	896,790

Simi Valley Unified School District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/28	1,040	316,222

Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/30	830	216,605

Southern California Public Power Authority (Mead-Adelanto); Series 2008 A, VRD Power RB (f)	0.25%	07/01/20	600	600,000

Southern California Tobacco Securitization Authority; Series 2006 A-1, Sr. Tobacco Settlement RB	5.00%	06/01/37	2,000	1,317,980

Torrance (City of) (Torrance Memorial Medical Center); Series 2010 A, RB	5.00%	09/01/40	500	421,460

Turlock (City of) Irrigation District; Series 2010 A, Ref. RB	5.00%	01/01/35	1,000	906,750

Twin Rivers Unified School District (School Facility Bridge); Series 2007, COP (INS-AGM) (a)(h)	3.50%	05/31/13	800	797,928

Twin Rivers Unified School District; Series 2009, Unlimited Tax GO BAN (c)	0.00%	04/01/14	550	498,251

University of California; Series 2003 A, General RB (INS-AMBAC) (a)	5.00%	05/15/33	5,000	4,839,700

Series 2007 J, General RB (INS-AGM) (a)(b)	4.50%	05/15/31	4,415	3,901,094

Series 2007 J, General RB (INS-AGM) (a)(b)	4.50%	05/15/35	3,585	3,049,867

Series 2009 O, RB	5.25%	05/15/39	1,000	996,260

Series 2009 Q, General RB (b)(i)	5.00%	05/15/34	3,300	3,244,032

Washington Unified School District (Election of 2004); Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	08/01/21	1,000	1,012,950

West Basin Municipal Water District; Series 2008 B, Ref. COP (INS-AGC) (a)	5.00%	08/01/27	625	616,713

William S Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (c)	0%	08/01/32	4,035	865,507

Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	08/01/32	5,860	5,461,754

Yosemite Community College District; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)(c)	0%	08/01/22	1,190	590,906

				154,250,825

Guam—0.19%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.63%	12/01/29	215	207,602

Puerto Rico—4.74%
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 XX, Power RB	5.25%	07/01/40	500	440,345

Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2002 D, RB (INS-AMBAC) (c)(j)	5.45%	07/01/30	800	619,824

Series 2002 D, RB (g)(h)(j)	5.45%	07/01/17	2,200	2,338,402

Puerto Rico Sales Tax Financing Corp.; Series 2009 A, First Sub. Sales Tax RB (g)(h)	5.00%	08/01/11	545	557,710

Series 2010 A, First Sub. Sales Tax RB	5.38%	08/01/39	500	460,765

Series 2010 C, First Sub. Sales Tax RB	5.00%	08/01/35	750	662,235

				5,079,281

See accompanying notes which are an integral part of this schedule.
Invesco California Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virgin Islands—0.68%
Virgin Islands Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	$750	$723,495

TOTAL INVESTMENTS(k)—149.64% (Cost $169,921,993)				160,261,203

Floating Rate Note and Dealer Trusts Obligations Related to Securities Held—(18.08)%

Notes with interest rates ranging from 0.26% to 0.35% at 01/31/11 and contractual maturities of collateral ranging from 04/01/26 to 10/01/37 (See Note 1D)(l)				(19,360,000)

PREFERRED SHARES OF BENEFICIAL INTEREST—(32.44)%				(34,750,000)

OTHER ASSETS LESS LIABILITIES—0.88%				947,221

NET ASSETS APPLICABLE TO COMMON SHARES —100.00%				$107,098,424

Investment Abbreviations:

AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— Ambac Assurance Corp.*
BAN	— Bond Anticipation Note
CEP	— Credit Enhancement Provider
COP	— Certificates of Participation
GNMA	— Government National Mortgage Association
GO	— General Obligation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
INS	— Insurer
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corp.
RB	— Revenue Bonds
Ref.	— Refunding
Sr.	— Senior
Sub.	— Subordinated
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Special Purpose Trust entered into by the Trust. See Note 1D.

(c)	Capital appreciation bond. Security traded on a discount basis.

(d)	Security subject to the alternative minimum tax.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(i)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $2,200,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(j)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	32.1%

National Public Finance Guarantee Corp.	26.4

Ambac Assurance Corp.*	12.7

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at January 31, 2011. At January 31, 2011, the Trust’s investments with a value of $31,175,767 are held by by Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) and serve as collateral for the $19,360,000 in the floating rate note obligations outstanding at that date.

*	Ambac filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco California Quality Municipal Securities

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco California Quality Municipal Securities

D.	Inverse Floating Rate Obligations — The Trust may invest in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate obligations. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note and dealer trust obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest expense on the Statement of Operations.

The Trust generally invest in inverse floating rate obligations that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate obligations are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment
Invesco California Quality Municipal Securities

at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$160,261,203	$—	$160,261,203

NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,392,231

Aggregate unrealized (depreciation) of investment securities	(11,996,887)

Net unrealized appreciation (depreciation) of investment securities	$(9,604,656)

Cost of investments for tax purposes is $169,865,859.
Invesco California Quality Municipal Securities

Item 2. Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco California Quality Municipal Securities

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: April 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: April 1, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: April 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.